Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE PLACE ADVISORS TRUST
Entity Central Index Key	0001750821
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000247983
Shareholder Report [Line Items]
Fund Name	Sphere 500 Climate Fund
Trading Symbol	SPFFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-2SPHERE
Additional Information Website	https://www.oursphere.org/fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sphere 500 Climate Fund	$3	0.07%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%
AssetsNet	$ 28,577,185
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 9,078
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$28,577,185
Number of Portfolio Holdings	406
Advisory Fee	$9,078
Portfolio Turnover	34%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Utilities	0.1%
Materials	2.2%
Real Estate	2.5%
Consumer Staples	5.0%
Industrials	5.4%
Communications	10.8%
Consumer Discretionary	12.3%
Health Care	12.8%
Financials	13.6%
Technology	34.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.